Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of exchange rates used for currency translation
The following exchange rates were used for currency translation:

EUR 1 equivalent to	Annual average exchange rate			Closing rate as at Dec 31,
	2017	2016	2015	2017	2016
U.S. Dollar (USD)	1.1297	1.1069	1.1130	1.1993	1.0541
Pound Sterling (GBP)	0.8767	0.8195	0.7284	0.8872	0.8562
Japanese Yen (JPY)	126.7112	120.1967	134.5231	135.0100	123.4000
Swedish Krona (SEK)	9.6351	9.4689	9.3414	9.8438	9.5525
Singapore Dollar (SGD)	1.5588	1.5275	1.5288	1.6024	1.5234
South African Rand (ZAR)	15.0490	16.2645	14.2616	14.8054	14.4570
Polish Zloty (PLN)	4.2570	4.3632	4.1909	4.1770	4.4103
Brazilian Real (BRL)	3.6054	3.8561	3.7024	3.9729	3.4305
South Korean Won (KRW)	1,276.7381	1,284.1811	1,259.6731	1,279.6100	1,269.3600
Chinese Renminbi (CNY)	7.6290	7.3522	6.9924	7.8044	7.3202

Disclosure of asset residual values and useful lives

In years
Buildings	5-50
Plant and machinery	3-25
Furniture, fixtures and office equipment	3-25
Property, plant and equipment developed as follows:

	In EUR k
Cost	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	42,076	80,850	429,726	18,581	32,942	604,175
Currency translation	802	4,225	14,094	364	1,023	20,508
Additions	220	978	33,015	2,440	21,112	57,765
Disposals	—	(281)	(2,410)	(224)	(550)	(3,465)
Reclassifications	270	(586)	22,116	699	(22,499)	—
As at December 31, 2016	43,368	85,186	496,541	21,860	32,028	678,983
As at January 1, 2017	43,368	85,186	496,541	21,860	32,028	678,983
Currency translation	(1,313)	(4,594)	(27,248)	(564)	(1,293)	(35,012)
Additions	6	2,167	57,190	1,665	26,037	87,065
Disposals	(104)	(721)	(8,567)	(2,006)	(179)	(11,577)
Reclassifications	149	615	15,775	1,271	(17,810)	—
As at December 31, 2017	42,106	82,653	533,691	22,226	38,783	719,459

	In EUR k
Depreciation	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	—	22,026	184,408	11,885	—	218,319
Currency translation	—	1,312	5,415	217	—	6,944
Depreciation expense	—	4,622	51,346	2,496	—	58,464
Impairment Segment Restructuring	446	1,107	8,546	171	20	10,290
Disposals	—	(310)	(2,225)	(226)	—	(2,761)
As at December 31, 2016	446	28,757	247,490	14,543	20	291,256
As at January 1, 2017	446	28,757	247,490	14,543	20	291,256
Currency translation	—	(1,242)	(12,621)	(368)	—	(14,231)
Depreciation expense	—	5,776	59,122	2,969	—	67,867
Reversal of Impairment Segment Restructuring	—	—	(972)	—	—	(972)
Disposals	—	(353)	(7,444)	(1,996)	—	(9,793)
Reclassifications	—	(3)	20	(17)	—	—
As at December 31, 2017	446	32,935	285,595	15,131	20	334,127

	In EUR k
Carrying amount	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at December 31, 2016	42,922	56,429	249,051	7,317	32,008	387,727
As at December 31, 2017	41,660	49,718	248,096	7,095	38,763	385,332

The expected remaining depreciation per useful life range of the existing assets as at December 31, 2017 is as follows:

	In EUR k
Depreciation per useful life range	0-5 years	6-10 years	11-20 years	21 years and beyond	Total
Land rights and buildings	20,307	12,930	10,906	5,575	49,718
Plant and machinery	169,884	62,859	15,353	—	248,096
Other equipment, furniture and fixtures	6,058	951	86	—	7,095